Preferred Stock (Details Narrative) - shares			12 Months Ended
	Jun. 01, 2023	Dec. 13, 2022	Dec. 31, 2023
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms			The Series B preferred stock is convertible into common stock at a ratio of 5,000 shares of common stock for each share of Series B stock held, subject to certain limitations. Series B preferred shares are not entitled to vote on any matters submitted to shareholders of the Company.
Preferred Stock, Shares Outstanding			190
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	50	140
Preferred Stock, Shares Outstanding			190
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	500,000	1,400,000